UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

Schedules of investments

Delaware Investments® National Municipal Income Fund
June 30, 2018 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 143.96%
Corporate Revenue Bonds – 15.59%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$502,140
Series A-2 6.50% 6/1/47	430,000	441,021
Central Plains Energy Project
Revenue, Nebraska
(Project No. 3)
Series A 5.00% 9/1/36	225,000	267,383
Series A 5.00% 9/1/42	260,000	313,199
Commonwealth Financing
Authority Revenue,
Pennsylvania
(Tobacco Master
Settlement Payment)
4.00% 6/1/39 (AGM)	1,015,000	1,035,818
Florida Development Finance
Corporation Surface
Transportation Facility
Revenue
(Brightline Passenger Rail
Project) 144A 5.625%
1/1/47 (AMT)#●	300,000	309,201
Golden State Tobacco
Securitization, California
Series A-1 5.00% 6/1/47	350,000	359,733
Series A-1 5.25% 6/1/47	350,000	364,525
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	703,631
Series A-1 6.50% 11/1/35	255,000	279,860
M-S-R Energy Authority,
California Gas
Series B 6.50% 11/1/39	250,000	357,280
Series C 7.00% 11/1/34	1,000,000	1,424,660
New York City, New York
Industrial Development
Agency
(Brooklyn Navy Yard
Cogeneration Partners,
L.P. Project) 5.75%
10/1/36 (AMT)	500,000	504,820
New York Transportation
Development
(Delta Air Lines, Inc. -
LaGuardia Airport
Terminals C&D
Redevelopment Project)
4.00% 1/1/36 (AMT)	750,000	763,657
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	349,491
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	807,818
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	497,278
Tobacco Settlement Financing
Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	143,118
Series B 5.00% 6/1/46	335,000	360,755
TSASC Revenue, New York
(Settlement) Series A
5.00% 6/1/41	60,000	65,067
Valparaiso, Indiana
(Pratt Paper Project) 7.00%
1/1/44 (AMT)	240,000	282,838
		10,133,293
Education Revenue Bonds – 23.78%
Arizona Industrial
Development Authority
Revenue
(American Charter Schools
Foundation Project) 144A
6.00% 7/1/47 #	330,000	347,803
California Educational
Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	500,000	558,045
California State University
(Systemwide) Series A
5.00% 11/1/42	200,000	232,496
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,058,790

(continues)       NQ-OV9 [6/18] 8/18 (566947) 1

Schedules of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project) 5.25%
5/1/33	500,000	$545,490
(Washington University)
Series B 5.00% 11/15/30	600,000	656,874
Illinois Finance Authority
Revenue
(CHF - Chicago, L.L.C. -
University Of Illinois at
Chicago Project) Series A
5.00% 2/15/50	460,000	496,289
(Chicago International
Charter School Project)
5.00% 12/1/47	535,000	555,737
Kent County, Delaware
Student Housing and
Dining Facilities Revenue
(CHF-Dover, L.L.C. -
Delaware State University
Project) Series A 5.00%
7/1/53	115,000	124,010
Louisiana Public Facilities
Authority Revenue
(Provident Group-Flagship
Properties) Series A 5.00%
7/1/56	500,000	542,110
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	708,727
Massachusetts Development
Finance Agency
(Umass Boston Student
Housing Project) 5.00%
10/1/48	285,000	309,416
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University) 5.25%
4/1/30	550,000	569,905
New Hope, Texas Cultural
Education Facilities
(Chief-Collegiate Housing-
Tarleton St.) 5.00%
4/1/34	1,000,000	1,074,150
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art) 5.00%
7/1/31	500,000	533,170
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	645,648
Pennsylvania State University
Series A 5.00% 9/1/47	1,000,000	1,153,930
Philadelphia, Pennsylvania
Authority for Industrial
Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	420,727
Phoenix, Arizona Industrial
Development Authority
Revenue
(Downtown Phoenix
Student Housing, LLC -
Arizona State University
Project) Series A 5.00%
7/1/42	100,000	110,427
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,076,330
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	462,085
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	141,364
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	557,826
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	630,840
University of California
Series AI 5.00% 5/15/32	1,000,000	1,131,000
Series AZ 5.25% 5/15/58	465,000	552,890

2 NQ-OV9 [6/18] 8/18 (566947)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	$265,805
		15,461,884
Electric Revenue Bonds – 2.76%
Imperial Irrigation District
Electric System Revenue,
California
Series C 5.00% 11/1/28	60,000	71,212
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	355,000	395,399
Long Island Power Authority,
New York
Series A 5.00% 9/1/44	250,000	277,333
Series B 5.00% 9/1/46	130,000	146,485
Long Island Power Authority,
New York Electric System
Revenue
5.00% 9/1/47	305,000	346,724
Philadelphia, Pennsylvania
Gas Works Revenue
(1998 General Ordinance
Fifteenth Series) 5.00%
8/1/47	500,000	558,710
		1,795,863
Healthcare Revenue Bonds – 25.18%
Alabama Special Care
Facilities Financing
Authority-Birmingham
Alabama
(Methodist Home for the
Aging) 6.00% 6/1/50	500,000	556,470
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	513,695
Berks County Industrial
Development Authority
Revenue
(Tower Health Project)
5.00% 11/1/50	1,000,000	1,104,200
California Health Facilities
Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	400,000	515,540
California Statewide
Communities Development
Authority
(Loma Linda University
Medical Center) Series A
144A 5.25% 12/1/56 #	760,000	820,648
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	370,279
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist) 8.00%
8/1/43	330,000	378,688
Cuyahoga County, Ohio
Hospital Revenue
(The Metrohealth System)
5.50% 2/15/57	1,000,000	1,091,610
Kalispell, Montana
(Immanuel Lutheran
Corporation Project)
Series A 5.25% 5/15/37	700,000	739,046
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	519,160
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	324,648
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	519,900
Maryland Health & Higher
Educational Facilities
Authority
(University Of Maryland
Medical System Issue)
Series D 4.00% 7/1/48	255,000	260,052

(continues)       NQ-OV9 [6/18] 8/18 (566947) 3

Schedules of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Miami-Dade County, Florida
Health Facilities Authority
Revenue
(Nicklaus Children’s
Hospital Project) 5.00%
8/1/47	200,000	$222,824
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group) 5.00% 11/1/44	1,000,000	1,100,920
Montgomery County Higher
Education & Health
Authority Revenue
(Thomas Jefferson
University) 4.00% 9/1/49	750,000	755,587
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation) 6.125%
7/1/50	750,000	798,375
New Hope, Texas Cultural
Education Facilities
(Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	55,980
Series A1 5.00% 7/1/46	135,000	147,245
Series A1 5.00% 7/1/51	135,000	146,757
Series B 4.25% 7/1/36	80,000	81,907
Series B 4.75% 7/1/51	160,000	167,139
Series B 5.00% 7/1/46	135,000	143,779
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	321,495
New York State Dormitory
Authority
(Orange Regional Medical
Center) 144A 5.00%
12/1/35 #	500,000	555,360
Oklahoma Development
Finance Authority Revenue
(OU Medicine Project)
Series B 5.50% 8/15/57	215,000	245,257
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	420,532
5.00% 6/1/36	250,000	262,053
5.125% 6/1/42	750,000	787,035
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	560,550
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	22,933
7.50% 6/1/49	105,000	121,177
Palomar Health, California
5.00% 11/1/39	130,000	140,847
Tarrant County, Texas Cultural
Education Facilities Finance
(Buckner Senior Living -
Ventana Project) 6.75%
11/15/47	250,000	279,488
Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	537,665
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A 5.00%
8/1/28	720,000	783,446
		16,372,287
Lease Revenue Bonds – 6.06%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,094,040
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	148,339
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	1,000,000	1,100,170
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,095,490
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 144A 5.75%
10/1/31 #	500,000	505,005
		3,943,044

4 NQ-OV9 [6/18] 8/18 (566947)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 6.15%
Chicago Board of Education,
Illinois
5.00% 4/1/42	205,000	$221,244
5.00% 4/1/46	210,000	225,998
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	240,948
Series C 5.00% 1/1/38	500,000	517,360
District of Columbia
Series A 5.00% 6/1/37	1,000,000	1,159,590
New York, New York
Series A-1 5.25% 8/15/21	250,000	251,097
Series E-1 5.25% 3/1/35	1,150,000	1,369,834
Series I-1 5.375% 4/1/36	10,000	10,271
		3,996,342
Pre-Refunded/Escrowed to Maturity Bonds – 18.16%
Atlanta, Georgia Water &
Wastewater Revenue
Series A 6.25%
11/1/39-19§	300,000	318,411
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45-20§	260,000	280,881
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	940,000	1,006,834
6.50% 7/15/30-20§	300,000	322,461
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project) 7.125%
7/1/29-19§	300,000	316,257
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45-20§	405,000	440,170
California State
6.00% 4/1/38-19§	35,000	36,217
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46-19§	625,000	639,656
Central Texas Regional
Mobility Authority Revenue
Senior Lien 6.00%
1/1/41-21§	520,000	571,033
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40-20§	300,000	322,509
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers) 7.00%
8/15/44-19§	950,000	1,006,421
JEA Electric System Revenue,
Florida
Series A 5.00%
10/1/33-23§	645,000	736,377
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41-19§	300,000	322,089
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project) 6.50%
5/15/37-21§	105,000	118,098
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A 5.75%
6/1/35-20§	255,000	274,286
Metropolitan Transportation
Authority Revenue,
New York
Series A 5.00%
11/15/41-21§	190,000	209,967
(Unrefunded) Series A
5.00% 11/15/41-21§	310,000	342,578
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project) 5.50%
10/1/41-21§	495,000	551,460
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41-22§	500,000	551,095

(continues)       NQ-OV9 [6/18] 8/18 (566947) 5

Schedules of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center) 6.00%
8/1/38-19§	300,000	$314,010
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875%
6/1/42-20§	450,000	485,527
New Jersey Turnpike Authority
Series A 5.00% 1/1/27-22§	475,000	530,993
Series A 5.00% 1/1/27-22§	25,000	27,947
New York City, New York
Water & Sewer System
Revenue
5.00% 6/15/47-23§	160,000	183,000
New York, New York
Series I-1 5.375%
4/1/36-19§	240,000	247,054
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39-19§	300,000	306,024
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30-20#§	100,000	107,547
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80%
7/1/30-20§	400,000	431,124
Pennsylvania Turnpike
Commission Subordinate
(Motor License Fund)
Series B 5.00%
12/1/41-21§	260,000	286,497
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19§	500,000	524,025
		11,810,548
Special Tax Revenue Bonds – 12.74%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project) 6.10%
7/1/40	200,000	204,000
Central Puget Sound,
Washington Regional
Transit Authority
(Green Bond -
Improvement) Series S-1
5.00% 11/1/35	750,000	855,930
Guam Government Business
Privilege Tax Revenue
Series B-1 5.00% 1/1/42	540,000	564,613
Kansas City, Missouri
Redevelopment Authority
Revenue
(Convention Centre Hotel
Project - TIF Financing)
Series B 144A 5.00%
2/1/40 #	135,000	140,793
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	249,532
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	565,157
New Jersey Economic
Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	212,644
5.00% 6/15/29	800,000	848,752
(School Facilities
Construction) Series AA
5.50% 12/15/29	295,000	303,310
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Future Tax Secured -
Subordinated Fiscal)
Series E-1 5.00% 2/1/41	745,000	833,804
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,118,650

6 NQ-OV9 [6/18] 8/18 (566947)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project) 7.00%
7/1/32	205,000	$234,186
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(American Dream @
Meadowlands Project)
144A 7.00% 12/1/50 #	380,000	438,018
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	524,720
Sales Tax Securitization,
Illinois
Series A 5.00% 1/1/40	850,000	951,515
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Sales Tax - Vacation Village
Project A) Series A 5.75%
9/1/32	220,000	235,688
		8,281,312
State General Obligation Bonds – 6.19%
California State
(Unrefunded-Various
Purpose) 6.00% 4/1/38	70,000	72,268
5.25% 11/1/40	320,000	344,288
(Various Purposes)
5.00% 10/1/41	440,000	480,528
5.00% 11/1/47	1,000,000	1,168,730
Illinois State
5.00% 5/1/36	90,000	92,791
5.00% 11/1/36	1,170,000	1,220,918
5.00% 2/1/39	160,000	164,538
Series A 5.00% 4/1/38	170,000	174,386
New York State
Series A 5.00% 2/15/39	300,000	306,210
		4,024,657
Transportation Revenue Bonds – 24.43%
Alameda Corridor, California
Transportation Authority
(2nd Sub Lien) Series B
5.00% 10/1/37	430,000	479,080
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,135,290
California Municipal Finance
Authority Mobile Home
Park Revenue
(LINXS APM Project)
5.00% 12/31/47 (AMT)	615,000	690,559
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,106,350
Harris County, Texas Toll Road
Authority Revenue
(Senior Lien) Series A
4.00% 8/15/48	500,000	515,710
New Jersey Turnpike Authority
Series B 5.00% 1/1/40	250,000	286,375
New Orleans, Louisiana
Aviation Board
Series B 5.00% 1/1/45
(AMT)	1,000,000	1,085,250
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	541,410
New York Transportation
Development
(La Guardia Airport)
Series A 5.25% 1/1/50
(AMT)	700,000	762,958
Pennsylvania Turnpike
Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	543,020
Series A-1 5.00% 12/1/47	210,000	235,962
(Motor License Fund)
Series B 5.00% 12/1/41	240,000	257,786
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	986,274
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	252,117
6.50% 12/1/28	500,000	523,580

(continues)       NQ-OV9 [6/18] 8/18 (566947) 7

Schedules of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport
Revenue
Series B 5.00% 7/1/42	625,000	$717,587
South Jersey Port, New Jersey
(Subordinated Marine
Terminal Revenue)
Series A 5.00% 1/1/49	85,000	92,642
Series B 5.00% 1/1/42
(AMT)	85,000	92,783
Series B 5.00% 1/1/48
(AMT)	195,000	212,207
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,085,750
Series A-1 6.625% 7/1/34	325,000	340,122
Texas Private Activity Bond
Surface Transportation
(Senior Lien - Blueridge
Transportation)
5.00% 12/31/40 (AMT)	110,000	119,660
5.00% 12/31/45 (AMT)	110,000	119,210
5.00% 12/31/50 (AMT)	160,000	172,744
5.00% 12/31/55 (AMT)	160,000	172,419
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	309,245
7.50% 6/30/33	665,000	730,024
(Mobility Partners) 7.50%
12/31/31	500,000	537,980
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	263,293
6.875% 12/31/39	1,000,000	1,063,780
7.00% 12/31/38 (AMT)	165,000	195,810
Virginia Small Business
Financing Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	235,000	256,683
		15,883,660
Water & Sewer Revenue Bonds – 2.92%
New York City, New York
Water & Sewer System
Revenue
(Unrefunded Balance)
5.00% 6/15/47	185,000	203,868
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	555,650
Southern California Water
Replenishment District
5.00% 8/1/41	1,000,000	1,137,590
		1,897,108
Total Municipal Bonds
(cost $89,028,583)		93,599,998

Short-Term Investments – 0.46%
Variable Rate Demand Notes – 0.46%¤
California Statewide
Communities Development
Authority Series 2008B
(Rady Children’s Hospital -
San Diego)
1.02%
8/15/47 (LOC-Wells Fargo
Bank N.A.)	100,000	100,000
Mississippi Business Finance
Corporation Gulf
Opportunity Zone Industrial
Development Revenue
Series 2011A (Chevron
USA)
1.20% 11/1/35	100,000	100,000
Mississippi Development Bank
Special Obligation Bonds
Series 2009 (Jackson
County, Mississippi
Industrial Water System
Project)
1.20% 12/1/39	100,000	100,000
Total Short-Term
Investments
(cost $300,000)		300,000

8 NQ-OV9 [6/18] 8/18 (566947)

(Unaudited)

Total Value of Securities – 144.42%
(cost $89,328,583)	$93,899,998
Liquidation Value of
Preferred
Stock – (46.14%)	(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.72%	1,116,161
Net Assets Applicable to
4,528,443 Shares
Outstanding – 100.00%	$65,016,159

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $3,224,375, which represents 4.96% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association

See accompanying notes.

NQ-OV9 [6/18] 8/18 (566947) 9

Notes
Delaware Investments® National Municipal Income Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end March 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

10 NQ-OV9 [6/18] 8/18 (566947)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$93,599,998
Short-Term Investments	300,000
Total Value of Securities	$93,899,998

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OV9 [6/18] 8/18 (566947) 11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: